Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule

As at December 31, 2017, Ardmore has the following commitments due:
	2018	2019	2020	2021 – 2026
Office space	394,076	337,328	298,439	1,526,481
	394,076	337,328	298,439	1,526,481